Leases - Schedule of Details of Rent Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	$ (212,324)	$ (195,185)	$ (188,060)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - contingent rentals based on sales	(62,426)	(61,793)	(62,464)
Total lease expense	(274,750)	(256,978)	(250,524)
General and administrative expenses
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	(9,635)	(8,824)	(8,472)
Company-operated restaurants | Occupancy and other operating expenses
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	(153,178)	(139,265)	(131,613)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - contingent rentals based on sales	(44,067)	(44,676)	(46,861)
Franchised restaurants | Franchised restaurants - occupancy expenses
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	(49,511)	(47,096)	(47,975)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - contingent rentals based on sales	$ (18,359)	$ (17,117)	$ (15,603)